Subsequent Events	12 Months Ended
Dec. 31, 2018
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Subsequent Events

Note 29. Subsequent Events

As of January 31, 2019, Coca-Cola FEMSA, S.A.B. de C.V. Extraordinary General Shareholders’ Meeting approved the following: (i) an eight-for-one stock split (the “Stock Split”) of each series of shares of the Company; (ii) the issuance of Series B ordinary shares with full voting rights; (iii) the creation of units, comprised of 3 Series B shares and 5 Series L shares, to be listed for trading on the Mexican Stock Exchange and in the form of American depositary shares on the New York Stock Exchange ; and (iv) Amendments to the Company’s bylaws mainly to give effect to the matters approved in paragraphs (i), (ii), and (iii), described above.

Subject to the approval of the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores or (“CNBV”)), after giving effect to the Stock Split, KOF’s units (each representing 3 Series B shares and 5 Series L shares) will trade on the BMV, and KOF’s Series L shares will no longer trade individually on the BMV. KOF’s units will trade on the NYSE in the form of ADSs (each representing 10 units). The Series B shares will have full voting rights, while the Series L shares will continue to have limited voting rights. Holders of Series L shares previously trading on the BMV will receive one unit in exchange for one Series L shares, and holders of ADSs trading on the NYSE will hold ADSs representing 10 units in lieu of 10 Series L shares.

Prior to the Shareholders’ Meeting, KOF’s capital stock was divided as follows: 47.2% of Series A ordinary shares; 27.8% of Series D ordinary shares; and 25% of Series L shares with limited voting rights. Given the limitation under the Company’s current capital share structure to issue Series L shares with limited voting rights that represent more than 25% of KOF’s capital stock, the purpose of the Stock Split and specifically the issuance of Series B ordinary shares, is to increase KOF’s capacity to issue equity that may be used as consideration in future share-based acquisitions and for general corporate purposes.

The creation of units will allow the Series B shares and Series L shares to trade together, facilitating their trading and avoiding liquidity and price discrepancies that would otherwise arise if the shares were listed and traded separately. ADSs will continue to be listed on the NYSE and will represent 10 units. The units may not be separated into Series B shares and Series L shares except with the required consent of the Series L and Series B shareholders, which consent may only be granted in a special shareholder meeting no earlier than five years after the Stock Split.

Upon the approval of the CNBV, as a consequence of the Stock Split, the Company’s shareholders will receive the following shares:

•	The Series A shareholders will receive 8 new Series A shares in exchange for each Series A share outstanding;

•	The Series D shareholders will receive 8 new Series D shares in exchange for each Series D share outstanding; and

•	The Series L shareholders will receive 5 new Series L shares (with limited voting rights) and 3 new Series B ordinary shares (with full voting rights) in exchange for each Series L share outstanding.

The Series A, Series D, and Series L shares outstanding prior to the Stock Split and exchanged for new shares of the relevant series will be canceled after giving effect to the Stock Split.

As a result, (i) the percentage of ownership held by the Company’s shareholders will not change, and (ii) the percentage of ordinary shares with full voting rights will be adjusted proportionally due to the issuance of the Series B shares, as set forth in the table below.

The capital stock of the Company prior to and immediately after the Stock Split is as follows:

Outstanding shares prior to the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	992,078,519	47.223%	62.964%
D	Wholly-owned subsidiaries of The Coca-Cola Company	583,545,678	27.777%	37.036%
L	Public float	525,208,065	25.0%	0%

Total		2,100,832,262	100%	100%

Outstanding shares immediately after the Stock Split:

Series of shares	Shareholders	Outstanding shares	% of the capital stock	% of ordinary shares with full voting rights
A	Wholly-owned subsidiary of Fomento Económico Mexicano, S.A.B. de C.V.	7,936,628,152	47.223%	55.968%
D	Wholly-owned subsidiaries of The Coca-Cola Company	4,668,365,424	27.777%	32.921%
B	Public float	1,575,624,195	9.375%	11.111%
L	Public float	2,626,040,325	15.625%	0%

Total		16,806,658,096	100%	100%

After obtaining the authorization from the CNBV, the Company will announce the record date and exchange date for all holders of Series L shares and the conversion date for all holders of ADSs. KOF expects that the announcement will happen in the first quarter of 2019.

On April 14, 2019, Coca-Cola FEMSA completed the eight-for-one stock split as described above. Effective on April 11, 2019, Coca-Cola FEMSA’s units were listed for trading on the Mexican Stock Exchange and the ADSs, each representing 10 units, were listed for trading on the NYSE.

On February 27, 2019, the Company’s Board of Directors agreed to propose the payment of a cash ordinary dividend in the amount of Ps. 9,692 to be paid in two equal installments as of May 4, 2019 and November 6, 2019. This ordinary dividend was approved by the Annual Shareholders meeting on March 22, 2019.

On February 26, 2019, the Company through its subsidiary Cadena Comercial OXXO, S.A. de C.V. (“OXXO”) has signed an agreement with HEINEKEN Group (“Cervezas Cuauhtémoc Moctezuma, S.A. de C.V.”) and both companies have agreed to an extension of their existing commercial relationship (see Note 14) with certain important changes. Under the terms of the agreement, starting in April of 2019 and following a gradual process, OXXO will also start selling the beer brands of Grupo Modelo in certain regions of Mexico, covering the entire Mexican territory by the end of 2022 and is expected to be formalized through the signing of a definitive contract, which is expected to take place during March of 2019.